Supplement to the
Fidelity® Select Portfolios®
April 29, 2022
STATEMENT OF  ADDITIONAL INFORMATION

Katherine Shaw no longer serves as portfolio manager of Consumer Discretionary Portfolio.

Jordan Michaels serves as portfolio manager of Consumer Discretionary Portfolio.

The following information replaces similar information for Consumer Discretionary Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Michaels as of July 31, 2022:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$2,229	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$30	none	none

* Includes Consumer Discretionary Portfolio ($441 (in millions) assets managed).

As of July 31, 2022, the dollar range of shares of Consumer Discretionary Portfolio beneficially owned by Mr. Michaels was none.

The following information supplements information for Insurance Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Razzaque as of July 31, 2022:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	4	1
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$819	$61	$1
Assets Managed with Performance-Based Advisory Fees (in millions)	$15	none	none

* Includes Insurance Portfolio ($284 (in millions) assets managed).

As of July 31, 2022, the dollar range of shares of Insurance Portfolio beneficially owned by Mr. Razzaque was $10,001 - $50,000.

The following information supplements information for Leisure Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Francfort as of September 30, 2022:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$477	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Leisure Portfolio ($477 (in millions) assets managed).

As of September 30, 2022, the dollar range of shares of Leisure Portfolio beneficially owned by Mr. Francfort was $50,001 - $100,000.

SELB-22-011.475630.222	November 14, 2022